SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Share Capital, shares authorized	125,000,000	125,000,000
Common stock, value authorized	$ 125,000	$ 125,000
Share capital, par value (in dollars per share)	$ 1.00	$ 1.00
Share Capital, shares issued	93,359,000	93,260,000
Common Stock, Value, Issued	$ 93,359	$ 93,260